S000060170 [Member] Investment Objectives and Goals - Baron Real Estate Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Real Estate Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Real Estate Income Fund® (the “Fund”) is a combination of capital appreciation and current income.